License and Research Arrangements - Additional Information (Details) £ / shares in Units, € in Millions, £ in Millions	1 Months Ended					12 Months Ended
	Jul. 31, 2018 USD ($)	Jun. 30, 2018 USD ($)	Apr. 30, 2018 USD ($) shares	Apr. 30, 2018 GBP (£) shares	Jan. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Nov. 30, 2018 shares	Sep. 30, 2018 shares	Apr. 30, 2018 GBP (£)	Apr. 30, 2018 EUR (€)	Feb. 28, 2017 £ / shares shares	Jan. 31, 2017 £ / shares shares	Aug. 31, 2016 £ / shares shares	Jul. 31, 2016 £ / shares shares	May 31, 2016 £ / shares shares	Feb. 29, 2016 £ / shares shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares						85,865,557	8,927,121
Research and development						$ 205,319,000	$ 32,527,000	$ 16,206,000
Series A Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Preferred stock shares issued | shares													266,766	5,335,333	266,766	5,335,333	266,767	5,335,333
Preferred stock par value per share | £ / shares													£ 1.25	£ 1.25	£ 1.25	£ 1.25	£ 1.25	£ 1.25
GSK Asset Purchase and License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Total consideration			$ 133,601,000	£ 94.2
Upfront payment			14,186,000	10.0
Inventory purchase liability			6,893,000								£ 4.9
Transaction costs			780,000	0.6
In-process research and development expense			133,600,000	94.2
Strimveils liability recorded			$ 18,351,000	£ 12.9
Amortization as credit to research and development expense						6,300,000
Remaining liability						10,300,000
Decrease in liability in effect of foreign exchange translation						$ 1,700,000
Payment of tiered royalty, maximum percentage			20.00%								20.00%	20.00%
Milestone payments payable upon achievement of certain sales milestones											£ 90.0	€ 31.0
GSK Asset Purchase and License Agreement | Series B-2 Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Shares issued for asset acquisition | shares			12,455,252	12,455,252
Value of shares issued for asset acquisition			$ 93,391,000								£ 65.8
UCLB/UCLA Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments								800,000
UCLB Technology and Manufacturing Technology
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments								$ 1,100,000
UCLB License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares						4,665,384	1,224,094	3,441,290
Research and development						$ 200,000	$ 1,800,000	$ 4,600,000
UCLB/UCLA License Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Payments to acquire clinical data							800,000
Annual administration fee						100,000
Payments upon achievement of specified regulatory milestones						$ 38,900,000
UCLB/UCLA License Agreement | Series A Convertible Preferred Shares
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Preferred stock shares issued | shares																		800,298
Preferred stock par value per share | £ / shares																		£ 1.25
Oxford BioMedica License, Development and Supply Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Ordinary shares issued | shares						588,220			150,826	150,826
Research and development								500,000
Oxford BioMedica License, Development and Supply Agreement | Achievement Of Second And Third Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development						$ 1,400,000
Oxford BioMedica License, Development and Supply Agreement | Achievement of First Milestone
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development							100,000
UCLA/CIRM Research Agreement
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Research and development						3,000,000	5,000,000
Total Reimbursements					$ 10,400,000
Reimbursements received		$ 7,300,000
Total reimbursement under new award	$ 8,500,000
Loan payable term period					10 days
Accrued royalties						0
Accrued expense and other liabilities						1,600,000	2,300,000
UCLA/CIRM Research Agreement | Maximum
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Obligation to reimburse research activities upon achievement of certain milestones	$ 5,500,000
Other License and Research Agreements
Collaborative Arrangements and Noncollaborative Arrangement Transactions [Line Items]
Upfront cash payments							$ 2,700,000	$ 400,000
Ordinary shares issued | shares							1,030,786	375,380
Research and development							$ 1,400,000	$ 500,000
Clinical and regulatory milestone payments						$ 31,800,000